UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
OPERATING REVENUES
Total Operating Revenues		$ 2,079,203	$ 2,894,128	$ 5,060,143	$ 4,220,776
COST OF REVENUES
Total Cost of Revenues		1,999,225	2,555,024	4,751,734	3,647,895
Gross profit		79,978	339,104	308,409	572,881
Operating expenses:
Selling and marketing		15,036	133,763	100,224	235,834
General and administrative		171,211	136,721	431,604	255,426
Total operating expenses		186,247	270,484	531,828	491,260
Income (loss) from operations		(106,269)	68,620	(223,419)	81,621
Other income net		0	24,953	27,391	24,953
Income (loss) before provision for income taxes		(106,269)	93,573	(196,028)	106,574
Provision for (benefit from) income taxes		4,702	(7,141)	6,891	11,972
Net income (loss)		(110,971)	100,714	(202,919)	94,602
Less: net income attributable to non-controlling interest		2,380	19,581	3,488	29,253
Net income (loss) attributable to TIANCI INTERNATIONAL, INC.		(113,351)	81,133	(206,407)	65,349
Global Logistics Services [Member]
OPERATING REVENUES
Total Operating Revenues		2,070,083	2,819,056	4,829,776	4,000,776
COST OF REVENUES
Total Cost of Revenues		1,995,569	2,504,764	4,586,434	3,534,734
Other Revenue [Member]
OPERATING REVENUES
Total Operating Revenues		9,120	75,072	230,367	220,000
COST OF REVENUES
Total Cost of Revenues		$ 3,656	$ 50,260	$ 165,300	$ 113,161
Common Shares [Member]
Weighted average number of common shares*
Weighted Average Number of Shares Outstanding, Diluted	[1]	14,781,803	6,803,418	14,781,803	6,363,163
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Earnings Per Share, Diluted	[1]	$ (0.01)	$ 0.01	$ (0.01)	$ 0.01
Preferred Shares A [Member]
Weighted average number of common shares*
Weighted Average Number of Shares Outstanding, Diluted	[1]	0	68,571	0	74,317
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Earnings Per Share, Diluted	[1]	$ 0	$ 1.18	$ 0	$ 0.88
Preferred Shares B [Member]
Weighted average number of common shares*
Weighted Average Number of Shares Outstanding, Diluted	[1]	80,000	0	80,000	0
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Earnings Per Share, Diluted	[1]	$ (1.42)	$ 0	$ (2.58)	$ 0

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023